Related Party Transactions (Details Textual) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 09, 2015	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2018
Related Party Transactions (Textual)
Rental fee, per month			$ 1,200
Lease agreement, description			Aircom Japan entered into a lease agreement with Daniel Shih, between August 1, 2014 and July 31, 2016, which was renewed on July 31, 2018.
Consulting services				$ 222,246
Cash withdrew from HK bank		$ 100,067
Klingon [Member]
Related Party Transactions (Textual)
Purchase agreement periods	10 years
Purchase price of equipment	$ 909,000
Other payable			$ 762,000
Dmedia [Member]
Related Party Transactions (Textual)
Interest rate			3.00%	3.00%
Maturity date				Jan. 30, 2019
WWI [Member]
Related Party Transactions (Textual)
Lease agreement, description				The Company has a lease agreement with WWI with monthly rental cost of $450. The lease term was from June 1, 2017 to May 31, 2018 and the lease was not renewed. The Company has another lease agreement with WWI for its office space in Hong Kong with monthly rental cost of $3,833. The lease term is from June 28, 2018 to June 27, 2020.